Distribution Date:	06/17/25	BMO 2024-C9 Mortgage Trust
Determination Date:	06/11/25
Next Distribution Date:	07/17/25
Record Date:	05/30/25	Commercial Mortgage Pass-Through Certificates
Series 2024-C9

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	BMO Commercial Mortgage Securities LLC c/o BMO Capital
			Markets Corp.
Certificate Factor Detail	3		Attention: Paul Vanderslice, Michael Birajiclian and David Schell	Paul.Vanderslice@bmo.com,
Certificate Interest Reconciliation Detail	4			Michael.Birajiclian@bmo.com and
				David.Schell@bmo.com
Additional Information	5		151 West 42nd Street | New York, NY 10036 | United States
Bond / Collateral Reconciliation - Cash Flows	6	Certificate Administrator	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Balances	7		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Current Mortgage Loan and Property Stratification	8-12			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Mortgage Loan Detail (Part 1)	13-15
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Mortgage Loan Detail (Part 2)	16-18		Association
Principal Prepayment Detail	19		Attention: Executive Vice President – Division Head	NoticeAdmin@midlandls.com;
				AskMidland@midlandls.com
Historical Detail	20		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Delinquency Loan Detail	21	Special Servicer	Argentic Services Company LP
Collateral Stratification and Historical Detail	22		Attention: Andrew Hundertmark	ahundertmark@argenticservices.com;
				jmayfield@argenticservices.com
Specially Serviced Loan Detail - Part 1	23
			500 N. Central Expressway, Suite 261 | Plano, TX 75074 | United States
Specially Serviced Loan Detail - Part 2	24	Operating Advisor & Asset	Park Bridge Lender Services LLC
Modified Loan Detail	25	Representations Reviewer
			Attention: BMO 2024-C9 - Surveillance Manager	cmbs.notices@parkbridgefinancial.com
Historical Liquidated Loan Detail	26
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
		Trustee	Computershare Trust Company, N.A.
Interest Shortfall Detail - Collateral Level	28		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Supplemental Notes	29			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05593MAA1	5.477700%	4,947,000.00	4,240,884.66	62,635.91	19,358.58	0.00	0.00	81,994.49	4,178,248.75	30.02%	30.00%
A-2	05593MAB9	6.760286%	9,860,000.00	9,860,000.00	0.00	55,547.02	0.00	0.00	55,547.02	9,860,000.00	30.02%	30.00%
A-5	05593MAD5	5.759200%	637,854,000.00	637,854,000.00	0.00	3,061,273.96	0.00	0.00	3,061,273.96	637,854,000.00	30.02%	30.00%
A-SB	05593MAE3	5.771500%	7,634,000.00	7,634,000.00	0.00	36,716.36	0.00	0.00	36,716.36	7,634,000.00	30.02%	30.00%
A-S	05593MAH6	6.127100%	116,731,000.00	116,731,000.00	0.00	596,018.76	0.00	0.00	596,018.76	116,731,000.00	17.64%	17.63%
B	05593MAJ2	6.561186%	40,089,000.00	40,089,000.00	0.00	219,192.82	0.00	0.00	219,192.82	40,089,000.00	13.39%	13.38%
C	05593MAK9	6.600686%	30,657,000.00	30,657,000.00	0.00	168,631.02	0.00	0.00	168,631.02	30,657,000.00	10.13%	10.13%
D	05593MAQ6	4.750000%	18,866,000.00	18,866,000.00	0.00	74,677.92	0.00	0.00	74,677.92	18,866,000.00	8.13%	8.13%
E	05593MAS2	4.750000%	9,432,000.00	9,432,000.00	0.00	37,335.00	0.00	0.00	37,335.00	9,432,000.00	7.13%	7.13%
F	05593MAU7	4.750000%	18,866,000.00	18,866,000.00	0.00	74,677.92	0.00	0.00	74,677.92	18,866,000.00	5.13%	5.13%
G-RR	05593MAW3	6.850986%	11,791,000.00	11,791,000.00	0.00	67,316.65	0.00	0.00	67,316.65	11,791,000.00	3.88%	3.88%
J-RR*	05593MAY9	6.850986%	36,552,471.00	36,552,471.00	0.00	207,839.19	0.00	0.00	207,839.19	36,552,471.00	0.00%	0.00%
R	05593MBA0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			943,279,471.00	942,573,355.66	62,635.91	4,618,585.20	0.00	0.00	4,681,221.11	942,510,719.75

X-A	05593MAF0	1.078489%	660,295,000.00	659,588,884.66	0.00	592,799.21	0.00	0.00	592,799.21	659,526,248.75
X-B	05593MAG8	0.553621%	187,477,000.00	187,477,000.00	0.00	86,492.64	0.00	0.00	86,492.64	187,477,000.00
X-D	05593MAL7	2.100986%	28,298,000.00	28,298,000.00	0.00	49,544.75	0.00	0.00	49,544.75	28,298,000.00
X-F	05593MAN3	2.100986%	18,866,000.00	18,866,000.00	0.00	33,031.00	0.00	0.00	33,031.00	18,866,000.00
Notional SubTotal			894,936,000.00	894,229,884.66	0.00	761,867.60	0.00	0.00	761,867.60	894,167,248.75

Deal Distribution Total					62,635.91	5,380,452.80	0.00	0.00	5,443,088.71

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05593MAA1	857.26392965	12.66139276	3.91319588	0.00000000	0.00000000	0.00000000	0.00000000	16.57458864	844.60253689
A-2	05593MAB9	1,000.00000000	0.00000000	5.63357201	0.00000000	0.00000000	0.00000000	0.00000000	5.63357201	1,000.00000000
A-5	05593MAD5	1,000.00000000	0.00000000	4.79933333	0.00000000	0.00000000	0.00000000	0.00000000	4.79933333	1,000.00000000
A-SB	05593MAE3	1,000.00000000	0.00000000	4.80958344	0.00000000	0.00000000	0.00000000	0.00000000	4.80958344	1,000.00000000
A-S	05593MAH6	1,000.00000000	0.00000000	5.10591668	0.00000000	0.00000000	0.00000000	0.00000000	5.10591668	1,000.00000000
B	05593MAJ2	1,000.00000000	0.00000000	5.46765497	0.00000000	0.00000000	0.00000000	0.00000000	5.46765497	1,000.00000000
C	05593MAK9	1,000.00000000	0.00000000	5.50057148	0.00000000	0.00000000	0.00000000	0.00000000	5.50057148	1,000.00000000
D	05593MAQ6	1,000.00000000	0.00000000	3.95833351	0.00000000	0.00000000	0.00000000	0.00000000	3.95833351	1,000.00000000
E	05593MAS2	1,000.00000000	0.00000000	3.95833333	0.00000000	0.00000000	0.00000000	0.00000000	3.95833333	1,000.00000000
F	05593MAU7	1,000.00000000	0.00000000	3.95833351	0.00000000	0.00000000	0.00000000	0.00000000	3.95833351	1,000.00000000
G-RR	05593MAW3	1,000.00000000	0.00000000	5.70915529	0.00000000	0.00000000	0.00000000	0.00000000	5.70915529	1,000.00000000
J-RR	05593MAY9	1,000.00000000	0.00000000	5.68605034	0.02310459	0.05382317	0.00000000	0.00000000	5.68605034	1,000.00000000
R	05593MBA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05593MAF0	998.93060626	0.00000000	0.89777934	0.00000000	0.00000000	0.00000000	0.00000000	0.89777934	998.83574577
X-B	05593MAG8	1,000.00000000	0.00000000	0.46135067	0.00000000	0.00000000	0.00000000	0.00000000	0.46135067	1,000.00000000
X-D	05593MAL7	1,000.00000000	0.00000000	1.75082161	0.00000000	0.00000000	0.00000000	0.00000000	1.75082161	1,000.00000000
X-F	05593MAN3	1,000.00000000	0.00000000	1.75082158	0.00000000	0.00000000	0.00000000	0.00000000	1.75082158	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	05/01/25 - 05/30/25	30	0.00	19,358.58	0.00	19,358.58	0.00	0.00	0.00	19,358.58	0.00
A-2	05/01/25 - 05/30/25	30	0.00	55,547.02	0.00	55,547.02	0.00	0.00	0.00	55,547.02	0.00
A-5	05/01/25 - 05/30/25	30	0.00	3,061,273.96	0.00	3,061,273.96	0.00	0.00	0.00	3,061,273.96	0.00
A-SB	05/01/25 - 05/30/25	30	0.00	36,716.36	0.00	36,716.36	0.00	0.00	0.00	36,716.36	0.00
X-A	05/01/25 - 05/30/25	30	0.00	592,799.21	0.00	592,799.21	0.00	0.00	0.00	592,799.21	0.00
X-B	05/01/25 - 05/30/25	30	0.00	86,492.64	0.00	86,492.64	0.00	0.00	0.00	86,492.64	0.00
A-S	05/01/25 - 05/30/25	30	0.00	596,018.76	0.00	596,018.76	0.00	0.00	0.00	596,018.76	0.00
B	05/01/25 - 05/30/25	30	0.00	219,192.82	0.00	219,192.82	0.00	0.00	0.00	219,192.82	0.00
C	05/01/25 - 05/30/25	30	0.00	168,631.02	0.00	168,631.02	0.00	0.00	0.00	168,631.02	0.00
X-D	05/01/25 - 05/30/25	30	0.00	49,544.75	0.00	49,544.75	0.00	0.00	0.00	49,544.75	0.00
X-F	05/01/25 - 05/30/25	30	0.00	33,031.00	0.00	33,031.00	0.00	0.00	0.00	33,031.00	0.00
D	05/01/25 - 05/30/25	30	0.00	74,677.92	0.00	74,677.92	0.00	0.00	0.00	74,677.92	0.00
E	05/01/25 - 05/30/25	30	0.00	37,335.00	0.00	37,335.00	0.00	0.00	0.00	37,335.00	0.00
F	05/01/25 - 05/30/25	30	0.00	74,677.92	0.00	74,677.92	0.00	0.00	0.00	74,677.92	0.00
G-RR	05/01/25 - 05/30/25	30	0.00	67,316.65	0.00	67,316.65	0.00	0.00	0.00	67,316.65	0.00
J-RR	05/01/25 - 05/30/25	30	1,116.47	208,683.72	0.00	208,683.72	844.53	0.00	0.00	207,839.19	1,967.37
Totals			1,116.47	5,381,297.33	0.00	5,381,297.33	844.53	0.00	0.00	5,380,452.80	1,967.37

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	5,443,088.71
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	5,393,560.21	Master Servicing Fee	2,701.54
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,848.76
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	405.83
ARD Interest	0.00	Operating Advisor Fee	1,087.62
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	219.15
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	5,393,560.21	Total Fees	12,262.90

Principal		Expenses/Reimbursements
Scheduled Principal	62,635.91	Reimbursement for Interest on Advances	844.53
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	62,635.91	Total Expenses/Reimbursements	844.53

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	5,380,452.80
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	62,635.91
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,443,088.71
Total Funds Collected	5,456,196.12	Total Funds Distributed	5,456,196.14

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	942,573,355.91	942,573,355.91	Beginning Certificate Balance	942,573,355.66
(-) Scheduled Principal Collections	62,635.91	62,635.91	(-) Principal Distributions	62,635.91
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	942,510,720.00	942,510,720.00	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	942,573,355.91	942,573,355.91	Ending Certificate Balance	942,510,719.75
Ending Actual Collateral Balance	942,510,720.00	942,510,720.00

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.25)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.25)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.85%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$4,999,999 or less	12	33,843,415.68	3.59%	108	6.3593	1.962279	1.49 or less	18	196,282,008.54	20.83%	109	6.9804	1.211618
$5,000,000 to $9,999,999	23	159,023,336.44	16.87%	108	6.7548	1.770255	1.50 to 1.59	10	130,421,731.84	13.84%	108	6.9368	1.527275
$10,000,000 to $19,999,999	19	250,103,967.88	26.54%	106	6.8878	1.559439	1.60 to 1.69	1	10,000,000.00	1.06%	47	7.5300	1.690000
$20,000,000 to $29,999,999	9	210,540,000.00	22.34%	108	6.7129	1.908712	1.70 to 1.79	4	37,150,000.00	3.94%	108	6.6260	1.757079
$30,000,000 to $39,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.80 to 1.89	2	83,600,000.00	8.87%	108	6.7011	1.839569
$40,000,000 to $49,999,999	2	80,000,000.00	8.49%	109	5.9450	2.755000	1.90 to 1.99	4	75,000,000.00	7.96%	108	7.2730	1.976133
$50,000,000 or higher	3	209,000,000.00	22.17%	108	6.5171	2.279522	2.00 or greater	29	410,056,979.62	43.51%	108	6.2457	2.476344
Totals	68	942,510,720.00	100.00%	108	6.6451	1.948651	Totals	68	942,510,720.00	100.00%	108	6.6451	1.948651
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	1	15,781,514.82	1.67%	109	7.4400	1.400000
							Industrial	15	71,285,580.93	7.56%	108	6.6615	1.626489
California	4	113,310,203.98	12.02%	109	6.0772	2.356288
							Lodging	5	73,581,915.26	7.81%	109	7.2131	1.750139
Colorado	1	21,000,000.00	2.23%	109	5.9900	2.280000
							Mixed Use	3	100,100,000.00	10.62%	108	6.5406	2.206034
Florida	11	146,964,418.46	15.59%	108	6.3142	1.745459
							Mobile Home Park	10	31,150,000.01	3.31%	108	6.9934	0.929053
Georgia	6	44,297,765.48	4.70%	108	7.0293	1.887440
							Multi-Family	9	104,908,721.98	11.13%	108	7.3124	1.619578
Illinois	4	11,537,391.97	1.22%	108	6.9866	0.937795
							Office	14	158,021,731.87	16.77%	105	6.3985	2.059257
Indiana	4	9,868,833.71	1.05%	108	6.9672	0.707536
							Retail	14	387,012,770.00	41.06%	108	6.4514	2.124975
Maryland	2	16,475,000.00	1.75%	107	6.8596	1.138467
							Self Storage	3	16,450,000.00	1.75%	109	6.6768	1.485046
Massachusetts	1	11,586,122.58	1.23%	108	6.8640	1.520000
							Totals	73	942,510,720.00	100.00%	108	6.6451	1.948651
Michigan	5	18,834,573.75	2.00%	109	6.8544	1.734066

Missouri	1	24,500,000.00	2.60%	108	7.7100	1.570000

Nevada	1	11,750,000.00	1.25%	109	6.6000	1.510000

New York	9	184,128,143.02	19.54%	108	6.7206	1.792792

Ohio	1	11,885,580.93	1.26%	107	7.1270	2.111234

Pennsylvania	2	4,606,531.01	0.49%	108	6.8640	1.520000

Tennessee	2	1,676,147.54	0.18%	106	6.4330	1.730000

Texas	11	251,061,119.44	26.64%	108	6.6724	2.360638

Virginia	3	13,608,811.48	1.44%	63	7.2391	1.700607

Wisconsin	4	29,638,561.88	3.14%	108	7.2936	1.200647

Totals	73	942,510,720.00	100.00%	108	6.6451	1.948651

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.99999% or less	19	171,000,000.00	18.14%	109	5.8232	2.411930	12 months or less	59	853,363,140.36	90.54%	108	6.6114	1.926313
	6.00000% to 6.49999%	5	121,975,000.00	12.94%	109	6.3084	2.369922	13 months to 24 months	9	89,147,579.64	9.46%	99	6.9677	2.162481
	6.50000% to 6.99999%	26	449,693,130.53	47.71%	108	6.6843	1.809992	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	7.00000% to 7.49999%	11	100,182,072.90	10.63%	108	7.2468	1.507277	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	7.50000% to 7.99999%	6	93,500,000.00	9.92%	101	7.6604	1.727754	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	8.00000% or greater	1	6,160,516.57	0.65%	109	8.0650	1.400000	Totals	68	942,510,720.00	100.00%	108	6.6451	1.948651
	Totals	68	942,510,720.00	100.00%	108	6.6451	1.948651
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	111 months or less	68	942,510,720.00	100.00%	108	6.6451	1.948651	Interest Only	54	810,675,000.00	86.01%	108	6.5635	1.985452
	112 months or greater	0	0.00	0.00%	0	0.0000	0.000000	350 months or less	14	131,835,720.00	13.99%	104	7.1463	1.722356
	Totals	68	942,510,720.00	100.00%	108	6.6451	1.948651	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	68	942,510,720.00	100.00%	108	6.6451	1.948651
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		36	574,266,510.41	60.93%	109	6.3759	2.139034			No outstanding loans in this group
	12 months or less	32	368,244,209.59	39.07%	106	7.0648	1.651753
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	68	942,510,720.00	100.00%	108	6.6451	1.948651
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-1-2	30510966	RT	Grapevine	TX	Actual/360	6.264%	215,760.00	0.00	0.00	N/A	07/01/34	--	40,000,000.00	40,000,000.00	06/01/25
1A-3-1	30510973				Actual/360	6.264%	291,276.00	0.00	0.00	N/A	07/01/34	--	54,000,000.00	54,000,000.00	06/01/25
2A-13-A	30322508	RT	Jacksonville	FL	Actual/360	5.948%	56,510.64	0.00	0.00	N/A	06/01/34	--	11,033,164.84	11,033,164.84	05/01/25
2A-13-B	30322509				Actual/360	5.948%	27,264.63	0.00	0.00	N/A	06/01/34	--	5,323,159.30	5,323,159.30	05/01/25
2A-13-C	30322510				Actual/360	5.948%	40,715.08	0.00	0.00	N/A	06/01/34	--	7,949,231.42	7,949,231.42	05/01/25
2A-13-D	30322511				Actual/360	5.948%	3,556.87	0.00	0.00	N/A	06/01/34	--	694,444.44	694,444.44	05/01/25
2A-14-A	30322512				Actual/360	5.948%	47,468.94	0.00	0.00	N/A	06/01/34	--	9,267,858.47	9,267,858.47	05/01/25
2A-14-B	30322513				Actual/360	5.948%	22,902.29	0.00	0.00	N/A	06/01/34	--	4,471,453.81	4,471,453.81	05/01/25
2A-14-C	30322514				Actual/360	5.948%	34,200.67	0.00	0.00	N/A	06/01/34	--	6,677,354.39	6,677,354.39	05/01/25
2A-14-D	30322515				Actual/360	5.948%	2,987.77	0.00	0.00	N/A	06/01/34	--	583,333.33	583,333.33	05/01/25
2A-15-A	30322516				Actual/360	5.948%	45,208.52	0.00	0.00	N/A	06/01/34	--	8,826,531.87	8,826,531.87	05/01/25
2A-15-B	30322517				Actual/360	5.948%	21,811.70	0.00	0.00	N/A	06/01/34	--	4,258,527.44	4,258,527.44	05/01/25
2A-15-C	30322518				Actual/360	5.948%	32,572.06	0.00	0.00	N/A	06/01/34	--	6,359,385.13	6,359,385.13	05/01/25
2A-15-D	30322519				Actual/360	5.948%	2,845.49	0.00	0.00	N/A	06/01/34	--	555,555.56	555,555.56	05/01/25
2A-16-A	30322520				Actual/360	5.948%	33,906.39	0.00	0.00	N/A	06/01/34	--	6,619,898.90	6,619,898.90	05/01/25
2A-16-B	30322521				Actual/360	5.948%	16,358.78	0.00	0.00	N/A	06/01/34	--	3,193,895.58	3,193,895.58	05/01/25
2A-16-C	30322522				Actual/360	5.948%	24,429.05	0.00	0.00	N/A	06/01/34	--	4,769,538.85	4,769,538.85	05/01/25
2A-16-D	30322523				Actual/360	5.948%	2,134.12	0.00	0.00	N/A	06/01/34	--	416,666.67	416,666.67	05/01/25
3A-1	30530307	RT	New York	NY	Actual/360	6.702%	461,693.33	0.00	0.00	N/A	06/06/34	--	80,000,000.00	80,000,000.00	06/06/25
4A-2	30322524	MU	Dallas	TX	Actual/360	6.502%	419,920.83	0.00	0.00	N/A	06/06/34	--	75,000,000.00	75,000,000.00	06/06/25
5A-1	30322558	OF	Irvine	CA	Actual/360	5.626%	193,784.44	0.00	0.00	N/A	07/11/34	--	40,000,000.00	40,000,000.00	06/11/25
5A-2	30322559				Actual/360	5.626%	140,493.72	0.00	0.00	N/A	07/11/34	--	29,000,000.00	29,000,000.00	06/11/25
6A-3	30322525	OF	Various	Various	Actual/360	6.864%	135,945.33	0.00	0.00	N/A	06/11/34	--	23,000,000.00	23,000,000.00	06/11/25
6A-4	30322526				Actual/360	6.864%	32,508.67	0.00	0.00	N/A	06/11/34	--	5,500,000.00	5,500,000.00	06/11/25
6A-5	30322527				Actual/360	6.864%	135,945.33	0.00	0.00	N/A	06/11/34	--	23,000,000.00	23,000,000.00	06/11/25
6A-6	30322528				Actual/360	6.864%	32,508.67	0.00	0.00	N/A	06/11/34	--	5,500,000.00	5,500,000.00	06/11/25
7A-1-1	30322529	MF	Various	TX	Actual/360	7.660%	178,095.00	0.00	0.00	N/A	06/06/34	--	27,000,000.00	27,000,000.00	06/06/25
7A-2-1	30322531				Actual/360	7.660%	118,730.00	0.00	0.00	N/A	06/06/34	--	18,000,000.00	18,000,000.00	06/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
8A-1	30322533	IN	Various	FL	Actual/360	6.536%	129,674.24	0.00	0.00	N/A	07/06/34	--	23,040,000.00	23,040,000.00	06/06/25
8A-2	30322562				Actual/360	6.536%	86,449.49	0.00	0.00	N/A	07/06/34	--	15,360,000.00	15,360,000.00	06/06/25
9	30322534	LO	Excelsior Springs	MO	Actual/360	7.710%	162,659.58	0.00	0.00	N/A	06/06/34	--	24,500,000.00	24,500,000.00	06/06/25
10	30322535	RT	Grand Junction	CO	Actual/360	5.990%	108,319.17	0.00	0.00	N/A	07/06/34	--	21,000,000.00	21,000,000.00	06/06/25
11	30322536	RT	Albany	NY	Actual/360	6.550%	112,805.56	0.00	0.00	N/A	03/06/34	--	20,000,000.00	20,000,000.00	06/06/25
12	30510901	MU	New York	NY	Actual/360	6.567%	113,098.33	0.00	0.00	N/A	07/05/34	--	20,000,000.00	20,000,000.00	06/05/25
13	30510907	LO	Newburgh	NY	Actual/360	6.817%	105,663.50	0.00	0.00	N/A	07/06/34	--	18,000,000.00	18,000,000.00	06/06/25
14	30322537	MH	Various	Various	Actual/360	7.107%	101,284.62	0.00	0.00	N/A	06/06/34	--	16,550,000.00	16,550,000.00	06/06/25
15A-3	30322538	IN	Various	Various	Actual/360	6.433%	55,395.28	0.00	0.00	N/A	04/06/34	--	10,000,000.00	10,000,000.00	06/06/25
15A-4	30322539				Actual/360	6.433%	36,006.93	0.00	0.00	N/A	04/06/34	--	6,500,000.00	6,500,000.00	06/06/25
16	30510908	LO	Central Valley	NY	Actual/360	6.817%	93,923.11	0.00	0.00	N/A	07/06/34	--	16,000,000.00	16,000,000.00	06/06/25
17	30510874	RT	Yuma	AZ	Actual/360	7.440%	101,166.84	9,355.75	0.00	N/A	07/06/34	--	15,790,870.57	15,781,514.82	06/06/25
18	30322540	MF	Rossville	GA	Actual/360	6.754%	84,331.19	0.00	0.00	N/A	07/06/34	--	14,500,000.00	14,500,000.00	06/06/25
19	30322541	RT	San Mateo	CA	Actual/360	6.550%	78,963.89	0.00	0.00	N/A	06/06/34	--	14,000,000.00	14,000,000.00	06/06/25
20	30322542	OF	Houston	TX	Actual/360	6.700%	43,736.18	5,627.59	0.00	N/A	06/01/34	--	7,580,656.52	7,575,028.93	06/01/25
21	30322543	OF	Houston	TX	Actual/360	6.750%	31,682.16	3,990.74	0.00	N/A	06/01/34	--	5,450,693.65	5,446,702.91	06/01/25
22	30322544	SS	Various	Various	Actual/360	6.640%	70,328.67	0.00	0.00	N/A	07/01/34	--	12,300,000.00	12,300,000.00	06/01/25
23	30322545	IN	Shelby	OH	Actual/360	7.127%	72,991.76	7,870.66	0.00	N/A	05/01/34	--	11,893,451.59	11,885,580.93	06/02/25
24	30510899	RT	Las Vegas	NV	Actual/360	6.600%	66,779.17	0.00	0.00	N/A	07/06/34	--	11,750,000.00	11,750,000.00	06/06/25
25	30322546	RT	Bel Air	MD	Actual/360	6.493%	64,158.96	0.00	0.00	N/A	07/06/34	--	11,475,000.00	11,475,000.00	06/06/25
26	30322547	MF	Amherst	NY	Actual/360	6.860%	67,342.33	0.00	0.00	N/A	07/01/34	--	11,400,000.00	11,400,000.00	06/01/25
27	30510827	MF	Milwaukee	WI	Actual/360	7.256%	69,203.52	7,006.90	0.00	N/A	06/01/34	--	11,075,714.19	11,068,707.29	06/01/25
28	30322548	MH	San Jose	CA	Actual/360	6.925%	65,595.14	0.00	0.00	N/A	07/06/34	--	11,000,000.00	11,000,000.00	06/06/25
29A-2-3	30510776	OF	Arlington	VA	Actual/360	7.530%	64,841.67	0.00	0.00	N/A	05/06/29	--	10,000,000.00	10,000,000.00	06/06/25
30A-1	30322549	RT	Weatherford	TX	Actual/360	6.955%	59,890.28	0.00	0.00	N/A	05/06/34	--	10,000,000.00	10,000,000.00	06/06/25
31	30322550	RT	Austell	GA	Actual/360	7.348%	61,692.58	0.00	0.00	N/A	05/06/34	--	9,750,000.00	9,750,000.00	06/06/25
32	30510694	MF	Milwaukee	WI	Actual/360	7.364%	56,991.54	9,453.72	0.00	N/A	06/01/34	--	8,987,469.69	8,978,015.97	06/01/25
33	30322551	OF	Miami Lakes	FL	Actual/360	7.650%	59,287.50	0.00	0.00	N/A	06/06/34	--	9,000,000.00	9,000,000.00	06/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
34	30510881	LO	Wixom	MI	Actual/360	6.770%	52,046.86	6,446.67	0.00	N/A	07/06/34	--	8,927,845.36	8,921,398.69	06/06/25
35	30322552	RT	Bronx	NY	Actual/360	6.937%	47,788.22	0.00	0.00	N/A	07/06/34	--	8,000,000.00	8,000,000.00	06/06/25
36	30322553	LO	Cartersville	GA	Actual/360	8.065%	42,804.56	2,970.10	0.00	N/A	07/06/34	--	6,163,486.67	6,160,516.57	06/06/25
37	30510678	MF	Milwaukee	WI	Actual/360	7.369%	38,189.73	6,370.24	0.00	N/A	05/01/34	--	6,018,368.95	6,011,998.71	06/01/25
38	30510903	RT	Orange City	FL	Actual/360	7.013%	31,763.78	3,543.54	0.00	N/A	07/06/34	--	5,259,798.72	5,256,255.18	06/06/25
39	30322554	MF	Detroit	MI	Actual/360	7.219%	32,946.71	0.00	0.00	N/A	06/06/34	--	5,300,000.00	5,300,000.00	06/06/25
40	30510691	MU	Chicago	IL	Actual/360	7.005%	30,763.63	0.00	0.00	N/A	06/06/34	--	5,100,000.00	5,100,000.00	06/06/25
41A-2-4	30322555	RT	Hanover	MD	Actual/360	7.701%	33,157.08	0.00	0.00	N/A	11/01/33	--	5,000,000.00	5,000,000.00	06/01/25
42	30510784	IN	New Caney	TX	Actual/360	7.340%	28,442.50	0.00	0.00	N/A	06/06/34	--	4,500,000.00	4,500,000.00	06/06/25
43	30510826	SS	Lakeland	FL	Actual/360	6.786%	24,250.53	0.00	0.00	N/A	06/01/34	--	4,150,000.00	4,150,000.00	06/01/25
44	30322556	MH	Pensacola	FL	Actual/360	6.680%	20,708.00	0.00	0.00	N/A	06/06/34	--	3,600,000.00	3,600,000.00	06/06/25
45	30322557	MF	Leesburg	FL	Actual/360	6.530%	14,901.10	0.00	0.00	N/A	07/01/34	--	2,650,000.00	2,650,000.00	06/01/25
Totals							5,393,560.21	62,635.91	0.00				942,573,355.91	942,510,720.00
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-1-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-3-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-13-A	0.00	0.00	--	--	--	0.00	0.00	56,486.88	56,486.88	0.00	0.00
2A-13-B	0.00	0.00	--	--	--	0.00	0.00	27,253.17	27,253.17	0.00	0.00
2A-13-C	0.00	0.00	--	--	--	0.00	0.00	40,697.96	40,697.96	0.00	0.00
2A-13-D	0.00	0.00	--	--	--	0.00	0.00	3,555.37	3,555.37	0.00	0.00
2A-14-A	0.00	0.00	--	--	--	0.00	0.00	47,448.98	47,448.98	0.00	0.00
2A-14-B	0.00	0.00	--	--	--	0.00	0.00	22,892.67	22,892.67	0.00	0.00
2A-14-C	0.00	0.00	--	--	--	0.00	0.00	34,186.29	34,186.29	0.00	0.00
2A-14-D	0.00	0.00	--	--	--	0.00	0.00	2,986.51	2,986.51	0.00	0.00
2A-15-A	0.00	0.00	--	--	--	0.00	0.00	45,189.52	45,189.52	0.00	0.00
2A-15-B	0.00	0.00	--	--	--	0.00	0.00	21,802.54	21,802.54	0.00	0.00
2A-15-C	0.00	0.00	--	--	--	0.00	0.00	32,558.36	32,558.36	0.00	0.00
2A-15-D	0.00	0.00	--	--	--	0.00	0.00	2,844.29	2,844.29	0.00	0.00
2A-16-A	0.00	0.00	--	--	--	0.00	0.00	33,892.13	33,892.13	0.00	0.00
2A-16-B	0.00	0.00	--	--	--	0.00	0.00	16,351.90	16,351.90	0.00	0.00
2A-16-C	0.00	0.00	--	--	--	0.00	0.00	24,418.79	24,418.79	0.00	0.00
2A-16-D	0.00	0.00	--	--	--	0.00	0.00	2,133.22	2,133.22	0.00	0.00
3A-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A-3	14,102,528.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A-4	14,102,528.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A-5	14,102,528.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A-6	14,102,528.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A-1-1	4,310,550.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A-2-1	4,310,550.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
8A-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,600,832.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,316,073.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,468,215.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,300,042.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A-3	10,144,690.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A-4	10,144,690.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,408,557.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,892,114.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,062,971.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	710,930.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,245,049.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	654,480.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,013,543.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,238,457.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29A-2-3	18,638,737.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30A-1	3,084,018.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,065,271.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	557,565.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	759,945.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	875,463.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	763,056.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	487,281.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	455,527.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41A-2-4	59,516,676.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	593,020.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	160,431.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	194,188,859.76	0.00				0.00	0.00	414,698.58	414,698.58	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.645059%	6.629950%	108
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.645095%	6.629986%	109
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.645141%	6.630033%	110
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.645177%	6.630068%	111
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.645244%	6.630135%	112
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.645279%	6.630170%	113
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.645313%	6.630205%	114
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.645358%	6.630250%	115
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.645392%	6.630284%	116
09/17/24	1	5,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.645437%	6.630328%	117
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.645471%	6.630362%	118
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
2A-13-A	30322508	05/01/25	0	B	56,486.88	56,486.88	0.00		11,033,164.84
2A-13-B	30322509	05/01/25	0	B	27,253.17	27,253.17	0.00		5,323,159.30
2A-13-C	30322510	05/01/25	0	B	40,697.96	40,697.96	0.00		7,949,231.42
2A-13-D	30322511	05/01/25	0	B	3,555.37	3,555.37	0.00		694,444.44
2A-14-A	30322512	05/01/25	0	B	47,448.98	47,448.98	0.00		9,267,858.47
2A-14-B	30322513	05/01/25	0	B	22,892.67	22,892.67	0.00		4,471,453.81
2A-14-C	30322514	05/01/25	0	B	34,186.29	34,186.29	0.00		6,677,354.39
2A-14-D	30322515	05/01/25	0	B	2,986.51	2,986.51	0.00		583,333.33
2A-15-A	30322516	05/01/25	0	B	45,189.52	45,189.52	0.00		8,826,531.87
2A-15-B	30322517	05/01/25	0	B	21,802.54	21,802.54	0.00		4,258,527.44
2A-15-C	30322518	05/01/25	0	B	32,558.36	32,558.36	0.00		6,359,385.13
2A-15-D	30322519	05/01/25	0	B	2,844.29	2,844.29	0.00		555,555.56
2A-16-A	30322520	05/01/25	0	B	33,892.13	33,892.13	0.00		6,619,898.90
2A-16-B	30322521	05/01/25	0	B	16,351.90	16,351.90	0.00		3,193,895.58
2A-16-C	30322522	05/01/25	0	B	24,418.79	24,418.79	0.00		4,769,538.85
2A-16-D	30322523	05/01/25	0	B	2,133.22	2,133.22	0.00		416,666.67
Totals					414,698.58	414,698.58	0.00		81,000,000.00
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		10,000,000	10,000,000		0	0
49 - 60 Months		0	0		0	0
> 60 Months		932,510,720	932,510,720		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-25	942,510,720	942,510,720	0	0	0	0
May-25	942,573,356	942,573,356	0	0	0	0
Apr-25	942,652,953	942,652,953	0	0	0	0
Mar-25	942,714,713	942,714,713	0	0	0	0
Feb-25	942,828,236	942,828,236	0	0	0	0
Jan-25	942,888,917	942,888,917	0	0	0	0
Dec-24	942,949,225	942,949,225	0	0	0	0
Nov-24	943,026,582	943,026,582	0	0	0	0
Oct-24	943,086,043	943,086,043	0	0	0	0
Sep-24	943,162,585	938,162,585	5,000,000	0	0	0
Aug-24	943,221,208	943,221,208	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7A-1-1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	506.72	0.00	0.00	0.00
7A-2-1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	337.81	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	844.53	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			844.53

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29